INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Current and deferred components of income tax expenses (benefits)
Current tax	$ 70,426	$ 125,733	$ 162,845
Deferred tax	303,158	(7,673,154)	(956,260)
Total	373,584	(7,547,421)	(793,415)
Deferred tax assets:
Net operating loss carrying forward	17,930,359	18,682,444
Total deferred tax assets	17,930,359	18,682,444
Valuation allowance on deferred tax assets	(17,777,605)	(18,238,463)	(4,284,387)	(2,112,994)
Net deferred tax assets (non-current)	152,754	443,981
Movement of valuation allowance
At the beginning of the year	18,238,463	4,284,387	13,210,882	2,112,994
Tax loss expired	(1,732,828)	(500,181)	(9,030,073)
Liquidation of subsidiaries	(303,557)	(263,329)	(66,176)
Exchange realignment	541,242	17,069	225,275
Change in tax rate	920,005	(225,318)	9,329
Change for the year	114,280	14,925,835	(64,850)
At the end of the year	17,777,605	18,238,463	4,284,387	2,112,994
Amount of limitation for use of net operating loss carryforwards
2014	12,775,558
2015	4,867,243
2016	1,706,863
2017	41,961,909
2018	$ 10,493,788